DARIN SMITH
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

January 23, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Form S-3 Registration Statement

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structured Investment Option® (“SIO”) under the Structured Capital Strategies® Income contracts to be offered by Equitable Financial.

Purpose of the Filing

The purpose of this filing is to modify the Segment Interim Value calculation to conform to the National Association Insurance Commissioners (NAIC) new standard being adopted by the State Departments of Insurance and add an optional advisory fee service for the payment of advisory fees under Series ADV contracts. We will also register additional dollar amounts of interests in the SIO.

Request for Selective Review

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences between the versions of Structured Capital Strategies® Income as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® Income Registration Statement that the Staff declared effective on September 20, 2022 and the recent amendments to the Structured Capital Strategies® Income product that the Staff declared effective on December 14, 2022. Please note that the prospectus contained in the S-3 Registration Statement is also being filed today in a separate registration statement on Form N-4.

The principal differences between the new version of Structured Capital Strategies® Income and the current version of Structured Capital Strategies® Income are:

•

The removal of the Performance Cap Rate limiting factor from the Segment Interim Value calculation which is being done solely to conform to the new NAIC standard being adopted by the State Departments of Insurance.

•

The addition of an optional advisory fee service for the payment of advisory fees under Series ADV contracts that does not reduce the GLWB benefit base and the remaining GAIA, does not terminate Deferral Incentives or income rate increases in connection with Annual Resets, does not reduce the GMDB benefit bases, and does not prohibit further contributions under the contract.

Under these circumstances, we believe a limited staff review is appropriate.

Because of the new iXBRL requirements which apply to the combination S-3 and N-4 prospectus, we would like to clear comments by March 24, 2023, to allow sufficient time for iXBRL tagging, review and testing. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before March 1, 2023, or as soon as practicable thereafter.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104